Fees and Commissions Income (Details of Fees and Commissions Income) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	¥ 798,065	¥ 699,772
Fees and commissions on deposits
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	25,847	26,221
Fees and commissions on remittances and transfers
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	83,029	82,125
Fees and commissions on foreign trading business
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	33,903	29,195
Fees and commissions on credit card business
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	99,738	96,131
Fees and commissions on security-related services
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	132,161	121,629
Fees and commissions on administration and management services for investment funds
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	145,660	106,186
Trust fees
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	66,120	61,003
Guarantee fees
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	22,431	22,802
Insurance commissions
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	20,763	19,444
Fees and commissions on real estate business
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	20,392	13,917
Other fees and commissions
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	¥ 148,021	¥ 121,119